Note 6 - Personnel Expenses Including Share-based Remuneration - Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Salaries incl. bonuses	$ 34,186	$ 20,412	$ 23,714
Social security cost, excluding amounts related to share-based remuneration	3,777	3,428	4,235
External temporary hires	8,159	1,687	686
Defined-contribution pension cost	3,616	2,066	2,068
Other personnel related expenses	5,364	2,244	1,935
Personnel expenses excluding share-based remuneration	55,101	29,836	32,638
Share-based remuneration, including related social security costs	5,928	4,846	9,496
Total	$ 61,029	$ 34,683	$ 42,134